Condensed Financial Information of Parent Company - Condensed Income Statements (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Interest income	$ 4,555	$ 4,080	$ 13,301	$ 11,940	$ 16,253	$ 14,132
Interest expense	889	853	2,660	2,157	3,034	2,197
Net interest expense	3,666	3,227	10,641	9,783	13,219	11,935
Non-interest income	1,338	773	3,280	2,575	3,359	3,681
Non-interest expense	3,565	3,585	10,881	10,846	14,802	12,618
Income tax (benefit) expense	326	50	669	202	(187)	557
Net income	$ 854	$ 281	$ 1,964	$ 956	366	1,830
Parent Company
Condensed Financial Statements, Captions [Line Items]
Interest income					6
Interest expense					279
Net interest expense					(273)
Non-interest income					629	641
Non-interest expense					839	622
(Loss) income before income taxes and equity in undistributed earnings of subsidiaries					(483)	19
Income tax (benefit) expense					(28)	5
Income (loss) before equity in undistributed earnings of subsidiaries					(455)	14
Equity in undistributed earnings of subsidiaries					821	1,816
Net income					$ 366	$ 1,830